Leases (Schedule of Amounts Recognized in Profit or Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation on Right-of-use asset	€ 743	[1]	€ 774	€ 320
Interest expenses on lease liability	€ 370		€ 367	€ 494

[1]	The rest of the depreciation is capitalized to fixed asset.